CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (320.5)	$ 235.6	$ 181.7
Change in actuarial loss relating to pension	(19.2)	(6.6)	(21.2)
Change in unrealized loss on interest rate swaps in VIE	0	(2.3)	0
Other comprehensive loss, net of tax	(19.2)	(8.9)	(21.2)
Total comprehensive (loss)/income for the year ended	(339.7)	226.7	160.5
Total comprehensive income/(loss) attributable to non-controlling interests	12.4	(2.3)	0
Total comprehensive (loss)/income attributable to the shareholders	$ (352.1)	$ 229.0	$ 160.5